Note 14 - Financial Instruments (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 1,212,778	$ 442,489	$ 233,843	$ 327,434
Current Trade and Grants Receivable	973,852	838,502
Total current liabilities	459,006	686,068
Currency risk [member]
Statement Line Items [Line Items]
Possible effect of 10% change in exchange rate regarding the USD to the net income (loss)	198,201	79,527
Liquidity risk [member]
Statement Line Items [Line Items]
Total cash and cash equivalents	1,212,778	442,489
Current Trade and Grants Receivable	973,852	838,502
Total current liabilities	459,006	686,068
Credit risk [member]
Statement Line Items [Line Items]
Current Trade and Grants Receivable	973,852	838,502
Credit risk [member] | Company in China [member]
Statement Line Items [Line Items]
Current Trade and Grants Receivable	$ 924,096	$ 740,494
Percentage of entity's accounts receivables	95.00%	89.00%
Credit risk [member] | Financial instruments not credit-impaired [member]
Statement Line Items [Line Items]
Current Trade and Grants Receivable	$ 197,126	$ 133,740
Percentage of entity's accounts receivables	37.00%	68.00%
Credit risk [member] | Financial instruments credit-impaired [member] | Company in China [member]
Statement Line Items [Line Items]
Current Trade and Grants Receivable	$ 0